COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	96.7%
AUSTRALIA	3.9%
REAL ESTATE
DIVERSIFIED	3.5%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		2,671,817	32,305,513
Mirvac Group		17,544,142	37,215,718

			69,521,231

INDUSTRIALS	0.4%
Goodman Group		535,516	8,240,022

TOTAL AUSTRALIA			77,761,253

BELGIUM	1.0%
REAL ESTATE
INDUSTRIALS	0.3%
VGP NV		23,251	5,348,853

RESIDENTIAL	0.7%
Aedifica SA		116,985	14,604,805

TOTAL BELGIUM			19,953,658

CANADA	0.6%
REAL ESTATE—RETAIL
RioCan Real Estate Investment Trust		697,068	11,909,483

CHINA	0.2%
REAL ESTATE—DATA CENTERS
GDS Holdings Ltd., ADR (USD)(b)		84,915	4,807,038

FRANCE	2.5%
REAL ESTATE
DIVERSIFIED	0.5%
ICADE		126,515	9,879,220

NET LEASE	0.3%
ARGAN SA		52,799	6,544,090

RETAIL	1.7%
Klepierre SA		1,013,652	22,668,792
Unibail-Rodamco-Westfield(b)		146,124	10,754,818

			33,423,610

TOTAL FRANCE			49,846,920

		Shares	Value
GERMANY	4.9%
REAL ESTATE
OFFICE	0.6%
Alstria Office REIT AG		475,478	$8,624,742
Sirius Real Estate Ltd. (GBP)		1,588,840	2,800,171

			11,424,913

RESIDENTIAL	4.2%
Instone Real Estate Group SE, 144A(c)		416,267	11,885,807
LEG Immobilien SE		124,963	17,651,500
Vonovia SE		901,481	54,195,559

			83,732,866

RETAIL	0.1%
VIB Vermoegen AG		53,338	2,292,189

TOTAL GERMANY			97,449,968

HONG KONG	4.0%
REAL ESTATE
DIVERSIFIED	2.2%
CK Asset Holdings Ltd.		3,618,500	20,877,929
Sun Hung Kai Properties Ltd.		1,954,500	24,404,553

			45,282,482

RESIDENTIAL	0.8%
Wharf Real Estate Investment Co., Ltd.		3,070,000	15,773,316

RETAIL	1.0%
Link REIT		2,288,760	19,599,436

TOTAL HONG KONG			80,655,234

JAPAN	10.4%
REAL ESTATE
DIVERSIFIED	6.5%
Activia Properties, Inc.		3,718	15,203,815
Mitsubishi Estate Co., Ltd.		1,151,117	18,329,006
Mitsui Fudosan Co., Ltd.		1,900,000	45,134,270
Nomura Real Estate Master Fund, Inc.		342	492,231
Orix JREIT, Inc.		3,891	6,771,779
Sumitomo Realty & Development Co., Ltd.		376,500	13,761,503
Tokyu Fudosan Holdings Corp.		2,575,800	15,852,793
United Urban Investment Corp.		10,566	14,280,676

			129,826,073

		Shares	Value
HOTEL	0.7%
Invincible Investment Corp.		37,736	$14,783,865

INDUSTRIALS	1.3%
GLP J-REIT		9,487	15,616,320
Mitsui Fudosan Logistics Park, Inc.		2,159	11,445,348

			27,061,668

OFFICE	1.3%
Nippon Building Fund, Inc.		4,110	26,701,741

RETAIL	0.6%
Japan Retail Fund Investment Corp.		11,775	11,306,421

TOTAL JAPAN			209,679,768

MACAU	0.4%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		3,854,800	7,888,853

NETHERLANDS	0.4%
REAL ESTATE—INDUSTRIALS
CTP NV, 144A(c)		360,575	7,852,234

SINGAPORE	3.9%
REAL ESTATE
DIVERSIFIED	1.2%
Capitaland Investment Ltd.		6,430,800	16,103,049
City Developments Ltd.		1,580,400	7,998,512

			24,101,561

HEALTH CARE	0.7%
Parkway Life Real Estate Investment Trust		4,444,200	15,219,863

INDUSTRIALS	0.5%
Frasers Logistics & Commercial Trust		8,977,400	10,015,335

OFFICE	0.7%
Keppel REIT		17,330,300	13,491,737

RETAIL	0.8%
CapitaLand Integrated Commercial Trust		10,907,045	16,241,223

TOTAL SINGAPORE			79,069,719

SPAIN	1.0%
REAL ESTATE
DIVERSIFIED	0.6%
Merlin Properties Socimi SA		1,239,264	12,735,768

		Shares	Value
RESIDENTIAL	0.4%
Neinor Homes SA, 144A(b),(c)		509,233	$6,798,482

TOTAL SPAIN			19,534,250

SWEDEN	2.5%
REAL ESTATE
DIVERSIFIED	1.4%
Castellum AB		680,031	16,601,112
Fastighets AB Balder, Class B(b)		187,425	11,263,612

			27,864,724

INDUSTRIALS	0.4%
Catena AB		141,837	7,679,651

OFFICE	0.7%
Fabege AB		526,957	7,948,060
Wihlborgs Fastigheter AB		358,649	7,128,776

			15,076,836

TOTAL SWEDEN			50,621,211

UNITED KINGDOM	5.6%
REAL ESTATE
DIVERSIFIED	0.9%
British Land Co., PLC/The		2,904,407	19,272,545

HEALTH CARE	0.9%
Assura PLC		18,803,109	18,127,416

INDUSTRIALS	2.0%
Segro PLC		1,341,630	21,551,722
Tritax Big Box REIT PLC		6,233,140	17,822,244

			39,373,966

OFFICE	0.6%
Workspace Group PLC		1,022,018	11,360,805

RESIDENTIAL	0.5%
Grainger PLC		2,369,076	9,720,978

SELF STORAGE	0.7%
Safestore Holdings PLC		977,451	13,815,515

TOTAL UNITED KINGDOM			111,671,225

		Shares	Value
UNITED STATES	55.4%
CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.3%
Boyd Gaming Corp.(b)		231,468	$14,642,666
Caesars Entertainment, Inc.(b)		107,461	12,065,721

			26,708,387

REAL ESTATE	54.1%
DATA CENTERS	4.6%
CyrusOne, Inc.		381,580	29,538,108
Digital Realty Trust, Inc.		324,362	46,854,091
Equinix, Inc.		19,162	15,140,471

			91,532,670

HEALTH CARE	9.6%
Healthcare Trust of America, Inc., Class A		578,893	17,169,966
Healthpeak Properties, Inc.		1,835,860	61,464,593
Medical Properties Trust, Inc.		441,045	8,851,773
Ventas, Inc.		959,398	52,968,364
Welltower, Inc.		630,251	51,932,682

			192,387,378

HOTEL	2.4%
Host Hotels & Resorts, Inc.(b)		2,332,787	38,094,412
Park Hotels & Resorts, Inc.(b)		489,013	9,359,709

			47,454,121

INDUSTRIALS	7.8%
Americold Realty Trust		873,435	25,373,287
BG LLH, LLC (Lineage Logistics)(d)		68,361	5,144,127
Duke Realty Corp.		927,416	44,395,404
Prologis, Inc.		647,435	81,207,772

			156,120,590

NET LEASE	3.5%
VEREIT, Inc.		1,131,820	51,192,219
VICI Properties, Inc.		702,637	19,961,917

			71,154,136

OFFICE	1.0%
Highwoods Properties, Inc.		441,425	19,360,900

		Shares	Value
REAL ESTATE SERVICES	1.4%
Jones Lang LaSalle, Inc.(b)		114,746	$28,467,335

RESIDENTIAL	11.0%
APARTMENT	7.8%
Apartment Income REIT Corp.		533,537	26,041,941
Essex Property Trust, Inc.		179,042	57,246,889
UDR, Inc.		1,395,374	73,926,915

			157,215,745

MANUFACTURED HOME	1.8%
Sun Communities, Inc.		190,900	35,335,590

SINGLE FAMILY	1.4%
Invitation Homes, Inc.		757,040	29,017,343

TOTAL RESIDENTIAL			221,568,678

SELF STORAGE	6.6%
Extra Space Storage, Inc.		248,139	41,684,871
Public Storage		308,545	91,668,719

			133,353,590

SHOPPING CENTERS	5.4%
COMMUNITY CENTER	1.4%
Kimco Realty Corp.		1,332,015	27,639,311

REGIONAL MALL	4.0%
Simon Property Group, Inc.		612,782	79,643,277

TOTAL SHOPPING CENTERS			107,282,588

TIMBER	0.8%
Weyerhaeuser Co.		466,193	16,582,485

TOTAL REAL ESTATE			1,085,264,471

TOTAL UNITED STATES			1,111,972,858

TOTAL COMMON STOCK (Identified cost—$1,636,258,677)			1,940,673,672

SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(e)		43,377,174	43,377,174

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$43,377,174)			43,377,174

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,679,635,851)	98.9%		$1,984,050,846
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		22,276,182

NET ASSETS	100.0%		$2,006,327,028

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $26,536,523 which represents 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781. Security value is determined based on significant unobservable inputs (Level 3).

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Residential	17.6
Diversified	16.8
Industrials	13.1
Health Care	11.2
Self Storage	7.3
Shopping Centers	5.4
Office	4.9
Data Centers	4.8
Retail	4.8
Net Lease	3.8
Hotel	3.1
Hotels, Restaurants & Leisure	1.7
Real Estate Services	1.4
Timber	0.8
Other	3.3

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets. Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches,

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$77,761,253	$—	$77,761,253	$0	(a)
Belgium	19,953,658	5,348,853	14,604,805	—
France	49,846,920	6,544,090	43,302,830	—
Germany	97,449,968	71,173,726	26,276,242	—
Hong Kong	80,655,234	—	80,655,234	—
Japan	209,679,768	27,061,668	182,618,100	—
Macau	7,888,853	—	7,888,853	—
Singapore	79,069,719	31,322,912	47,746,807	—
Spain	19,534,250	12,735,768	6,798,482	—
Sweden	50,621,211	7,679,651	42,941,560	—
United Kingdom	111,671,225	43,303,736	68,367,489	—
United States	1,111,972,858	1,106,828,731	—	5,144,127	(b)
Other Countries	24,568,755	24,568,755	—	—
Short-Term Investments	43,377,174	—	43,377,174	—

Total Investments in Securities(c)	$1,984,050,846	$1,336,567,890	$642,338,829	$5,144,127

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock— United States— Real Estate— Industrials
Balance as of December 31, 2020	$4,110,044
Purchases	78,086	(a)
Change in unrealized appreciation (depreciation)	955,997

Balance as of September 30, 2021	$5,144,127

(a)	Represents additional shares acquired through dividend reinvestment.

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $955,997.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2021	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock—
United States—		Market	Enterprise Value/
Real Estate—		Comparable	EBITDA(b) Multiple	21.0x	Increase
Industrials	$5,144,127	Companies	Liquidity Discount	15%	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.